SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION
 -- December 31, 1999

ASSETS:                                          Shares        Cost         Value
Investments in MFS/Sun Life Series Trust:      ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,527,248  $ 59,537,924  $ 82,648,160
    Government Securities Series ("GSS").....   1,483,463    18,854,554    18,509,168
    High Yield Series ("HYS")................     949,743     8,596,700     8,563,039
    Money Market Series ("MMS")..............  12,373,215    12,373,215    12,373,215
    Managed Sectors Series ("MSS")...........     398,318    11,488,027    20,880,462
    Total Return Series ("TRS")..............   1,847,054    34,785,905    34,649,366
    Global Governments Series ("GGS")........     273,981     2,959,873     2,812,694
                                                           ------------  ------------
                                                           $148,596,198  $180,436,104
                                                           ============
LIABILITY:
  Payable to sponsor...................................................      (103,980)
                                                                         ------------
        Net Assets.....................................................  $180,332,124
                                                                         ============

NET ASSETS:
                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts   Reserve for
                                                         -------------------------------------   Variable
                                                           Units     Unit Value      Value       Annuities      Total
COMPASS 2 CONTRACTS:                                     ----------  ----------  -------------  -----------  ------------
    CAS................................................    723,461    $98.4308   $ 71,205,879   $  386,582   $ 71,592,461
    GSS................................................    698,455    25.1036      17,531,391       77,651     17,609,042
    HYS................................................    253,467    30.4067       7,710,132       36,696      7,746,828
    MMS................................................    662,084    17.7923      11,770,983        9,878     11,780,861
    MSS................................................    198,732    84.4636      16,831,824       80,727     16,912,551
    TRS................................................    881,186    32.6681      28,881,144      476,619     29,357,763
    GGS................................................    124,494    19.3460       2,421,657       --          2,421,657
                                                                                 ------------   ----------   ------------
                                                                                 $156,353,010   $1,068,153   $157,421,163
                                                                                 ------------   ----------   ------------
COMPASS 3 CONTRACTS:
    CAS................................................    349,564    $31.6334   $ 11,057,373   $   --       $ 11,057,373
    GSS................................................     72,199    12.4804         900,571       --            900,571
    HYS................................................     54,240    14.9489         811,291       --            811,291
    MMS................................................     47,556    12.2461         582,034       --            582,034
    MSS................................................    112,125    35.5119       3,964,077       --          3,964,077
    TRS................................................    286,275    18.1833       5,204,578       --          5,204,578
    GGS................................................     33,432    11.7186         391,037       --            391,037
                                                                                 ------------   ----------   ------------
                                                                                 $ 22,910,961   $   --       $ 22,910,961
                                                                                 ------------   ----------   ------------
        Net Assets.............................................................  $179,263,971   $1,068,153   $180,332,124
                                                                                 ============   ==========   ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999

                                                        CAS           GSS          HYS          MMS
                                                    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                                    ------------  -----------  -----------  ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $  8,163,481  $  995,583   $  787,773   $    611,158
  Mortality and expense risk charges..............      (935,895)   (254,121)    (121,657)      (173,132)
  Distribution expense charges....................       (12,923)     (1,401)      (1,259)        (1,081)
                                                    ------------  -----------  -----------  ------------
      Net investment income (loss)................  $  7,214,663  $  740,061   $  664,857   $    436,945
                                                    ------------  -----------  -----------  ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales...........................  $ 19,814,527  $4,615,725   $6,036,161   $ 10,627,519
    Cost of investments sold......................   (13,147,573) (4,515,553)  (5,989,299)   (10,627,519)
                                                    ------------  -----------  -----------  ------------
      Net realized gains (losses).................  $  6,666,954  $  100,172   $   46,862   $    --
                                                    ------------  -----------  -----------  ------------
  Net unrealized appreciation (depreciation) on
    investments:
    End of year...................................  $ 23,110,236  $ (345,386)  $  (33,661)  $    --
    Beginning of year.............................    16,605,335   1,126,376      124,357        --
                                                    ------------  -----------  -----------  ------------
      Change in unrealized appreciation
        (depreciation)............................  $  6,504,901  $(1,471,762) $ (158,018)  $    --
                                                    ------------  -----------  -----------  ------------
    Realized and unrealized gains (losses)........  $ 13,171,855  $(1,371,590) $ (111,156)  $    --
                                                    ------------  -----------  -----------  ------------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS..................................  $ 20,386,518  $ (631,529)  $  553,701   $    436,945
                                                    ============  ===========  ===========  ============

                                                        MSS           TRS          GGS
                                                    Sub-Account   Sub-Account  Sub-Account
                                                    ------------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $    --       $5,628,541   $  397,572
  Mortality and expense risk charges..............      (180,435)   (470,234)     (42,049)
  Distribution expense charges....................        (3,816)     (7,926)        (629)
                                                    ------------  -----------  -----------
      Net investment income (loss)................  $   (184,251) $5,150,381   $  354,894
                                                    ------------  -----------  -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales...........................  $  4,454,650  $9,010,684   $  886,287
    Cost of investments sold......................    (3,368,829) (7,177,112)    (952,032)
                                                    ------------  -----------  -----------
      Net realized gains (losses).................  $  1,085,821  $1,833,572   $  (65,745)
                                                    ------------  -----------  -----------
  Net unrealized appreciation (depreciation) on
    investments:
    End of year...................................  $  9,392,435  $ (136,539)  $ (147,179)
    Beginning of year.............................       641,306   6,224,618      377,097
                                                    ------------  -----------  -----------
      Change in unrealized appreciation
        (depreciation)............................  $  8,751,129  $(6,361,157) $ (524,276)
                                                    ------------  -----------  -----------
    Realized and unrealized gains (losses)........  $  9,836,950  $(4,527,585) $ (590,021)
                                                    ------------  -----------  -----------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS..................................  $  9,652,699  $  622,796   $ (235,127)
                                                    ============  ===========  ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          CAS                           GSS
                                                                      Sub-Account                   Sub-Account
                                                              ----------------------------  ----------------------------
                                                                       Year Ended                    Year Ended
                                                                      December 31,                  December 31,
                                                                   1999           1998          1999           1998
                                                              --------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)..............................   $  7,214,663   $  7,202,019   $   740,061    $   898,057
  Net realized gains (losses)...............................      6,666,954     10,266,206       100,172        521,218
  Net unrealized gains (losses).............................      6,504,901         86,450    (1,471,762)        75,036
                                                               ------------   ------------   -----------    -----------
      Increase (Decrease) in net assets from operations.....   $ 20,386,518   $ 17,554,675   $  (631,529)   $ 1,494,311
                                                               ------------   ------------   -----------    -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $  1,714,153   $  2,540,950   $   366,181    $   664,851
    Net transfers between Sub-Accounts and Fixed Account....     (2,717,099)    (3,626,538)    1,300,244       (871,865)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................    (11,492,973)    (9,568,674)   (2,582,016)    (3,638,620)
                                                               ------------   ------------   -----------    -----------
      Net accumulation activity.............................   $(12,495,919)  $(10,654,262)  $  (915,591)   $(3,845,634)
                                                               ------------   ------------   -----------    -----------
  Annuitization Activity:
    Annuitizations..........................................   $    --        $     52,914   $   --         $   --
    Annuity payments and contract charges...................        (34,365)       (30,074)      (10,821)       (12,398)
    Adjustments to annuity reserve..........................         (3,669)        (2,453)         (571)           666
                                                               ------------   ------------   -----------    -----------
      Net annuitization activity............................   $    (38,034)  $     20,387   $   (11,392)   $   (11,732)
                                                               ------------   ------------   -----------    -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................   $(12,533,953)  $(10,633,875)  $  (926,983)   $(3,857,366)
                                                               ------------   ------------   -----------    -----------
    Increase (Decrease) in net assets.......................   $  7,852,565   $  6,920,800   $(1,558,512)   $(2,363,055)
NET ASSETS:
  Beginning of year.........................................     74,797,269     67,876,469    20,068,125     22,431,180
                                                               ------------   ------------   -----------    -----------
  End of year...............................................   $ 82,649,834   $ 74,797,269   $18,509,613    $20,068,125
                                                               ============   ============   ===========    ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                          HYS                          MMS
                                                                      Sub-Account                  Sub-Account
                                                              ---------------------------  ----------------------------
                                                                      Year Ended                    Year Ended
                                                                     December 31,                  December 31,
                                                                  1999           1998          1999           1998
                                                              -------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)..............................   $   664,857   $   632,722    $   436,945    $   456,307
  Net realized gains (losses)...............................        46,862       346,052        --             --
  Net unrealized gains (losses).............................      (158,018)   (1,027,552)       --             --
                                                               -----------   -----------    -----------    -----------
  Increase (Decrease) in net assets from operations.........   $   553,701   $   (48,778)   $   436,945    $   456,307
                                                               -----------   -----------    -----------    -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $   139,687   $   210,963    $   331,312    $   307,131
    Net transfers between Sub-Accounts and Fixed Account....      (146,150)   (1,472,620)     2,778,316      7,369,452
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................    (2,315,482)   (1,495,462)    (4,633,677)    (7,077,196)
                                                               -----------   -----------    -----------    -----------
      Net accumulation activity.............................   $(2,321,945)  $(2,757,119)   $(1,524,049)   $   599,387
                                                               -----------   -----------    -----------    -----------
  Annuitization Activity:
    Annuity payments and contract charges...................   $    (4,781)  $    (4,897)   $      (991)   $    (1,057)
    Adjustments to annuity reserves.........................            36            56           (489)          (471)
                                                               -----------   -----------    -----------    -----------
      Net annuitization activity............................   $    (4,745)  $    (4,841)   $    (1,480)   $    (1,528)
                                                               -----------   -----------    -----------    -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................   $(2,326,690)  $(2,761,960)   $(1,525,529)   $   597,859
                                                               -----------   -----------    -----------    -----------
  Increase (Decrease) in net assets.........................   $(1,772,989)  $(2,810,738)   $(1,088,584)     1,054,166
NET ASSETS:
  Beginning of year.........................................    10,331,108    13,141,846     13,451,479     12,397,313
                                                               -----------   -----------    -----------    -----------
  End of year...............................................   $ 8,558,119   $10,331,108    $12,362,895    $13,451,479
                                                               ===========   ===========    ===========    ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                          MSS                          TRS
                                                                      Sub-Account                  Sub-Account
                                                              ---------------------------  ----------------------------
                                                                      Year Ended                    Year Ended
                                                                     December 31,                  December 31,
                                                                  1999           1998          1999           1998
                                                              -------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)..............................   $  (184,251)  $ 1,746,947    $ 5,150,381    $ 4,241,657
  Net realized gains (losses)...............................     1,085,821       894,798      1,833,572      3,450,365
  Net unrealized gains (losses).............................     8,751,129    (1,357,946)    (6,361,157)    (3,487,755)
                                                               -----------   -----------    -----------    -----------
  Increase (Decrease) in net assets from operations.........   $ 9,652,699   $ 1,283,799    $   622,796    $ 4,204,267
                                                               -----------   -----------    -----------    -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $   473,194   $   828,932    $   777,915    $ 1,457,947
    Net transfers between Sub-Accounts and Fixed Account....       669,451       179,600     (1,352,900)    (1,063,470)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................    (2,808,685)   (2,473,049)    (6,001,510)    (8,364,694)
                                                               -----------   -----------    -----------    -----------
      Net accumulation activity.............................   $(1,666,040)  $(1,464,517)   $(6,576,495)   $(7,970,217)
                                                               -----------   -----------    -----------    -----------
  Annuitization Activity:
    Annuitizations..........................................   $   --        $    52,940    $   --         $   --
    Annuity payments and contract charges...................        (3,962)       (3,921)      (108,609)       (92,029)
    Adjustments to annuity reserves.........................        (2,394)         (564)        (8,680)       (14,828)
                                                               -----------   -----------    -----------    -----------
      Net annuitization activity............................   $    (6,356)  $    48,455    $  (117,289)   $  (106,857)
                                                               -----------   -----------    -----------    -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................   $(1,672,396)  $(1,416,062)   $(6,693,784)   $(8,077,074)
                                                               -----------   -----------    -----------    -----------
  Increase (Decrease) in net assets.........................   $ 7,980,303   $  (132,263)   $(6,070,988)   $(3,872,807)
NET ASSETS:
  Beginning of year.........................................    12,896,325    13,028,588     40,633,329     44,506,136
                                                               -----------   -----------    -----------    -----------
  End of year...............................................   $20,876,628   $12,896,325    $34,562,341    $40,633,329
                                                               ===========   ===========    ===========    ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                         GGS
                                                                     Sub-Account
                                                              --------------------------
                                                                      Year Ended
                                                                     December 31,
                                                                  1999          1998
                                                              ------------  ------------
OPERATIONS:
  Net investment income (loss)..............................   $  354,894   $      (289)
  Net realized gains (losses)...............................      (65,745)     (239,837)
  Net unrealized gains (losses).............................     (524,276)      738,143
                                                               ----------   -----------
  Increase (Decrease) in net assets from operations.........   $ (235,127)  $   498,017
                                                               ----------   -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................   $   99,671   $   172,382
    Net transfers between Sub-Accounts and Fixed Account....     (269,717)     (760,745)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................     (526,930)   (1,301,883)
                                                               ----------   -----------
      Net accumulation activity.............................   $ (696,976)  $(1,890,246)
                                                               ----------   -----------
  Annuitization Activity:
    Annuitizations..........................................   $   --       $    --
    Annuity payments and contract charges...................       --            --
    Adjustments to annuity reserves.........................       --            --
                                                               ----------   -----------
      Net annuitization activity............................   $   --       $    --
                                                               ----------   -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................   $ (696,976)  $(1,890,246)
                                                               ----------   -----------
  Increase (Decrease) in net assets.........................   $ (932,103)  $(1,392,229)
NET ASSETS:
  Beginning of year.........................................    3,744,797     5,137,026
                                                               ----------   -----------
  End of year...............................................   $2,812,694   $ 3,744,797
                                                               ==========   ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, (the "Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(3) CONTRACT CHARGES -- continued

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                    CAS                   GSS                 HYS                MMS
                                                Sub-Account           Sub-Account         Sub-Account        Sub-Account
                                            -------------------- --------------------- ----------------- -------------------
                                                 Year Ended           Year Ended          Year Ended         Year Ended
                                                December 31,         December 31,        December 31,       December 31,
COMPASS 2 CONTRACTS:                          1999       1998       1999       1998      1999     1998     1999      1998
--------------------                        --------- ---------- ---------- ---------- -------- -------- --------- ---------
Units Outstanding Beginning of Year          881,482  1,049,111    737,003    897,267  327,184  421,472   745,670   713,552
    Units purchased                            9,916     15,299     16,589     17,550    2,531    2,836    13,565    11,975
    Units transferred between Sub-Accounts
      and Fixed Account                      (33,469)   (44,627)    42,637    (36,206)  (4,831) (49,178)  156,398   426,262
    Units withdrawn, surrendered, and
      annuitized                            (134,468)  (138,301)   (97,774)  (141,608) (71,417) (47,946) (253,549) (406,119)
                                            --------  ---------  ---------  ---------  -------  -------  --------  --------
Units Outstanding End of Year                723,461    881,482    698,455    737,003  253,467  327,184   662,084   745,670
                                            ========  =========  =========  =========  =======  =======  ========  ========

                                                    MSS                   TRS                 GGS
                                                Sub-Account           Sub-Account         Sub-Account
                                            -------------------- --------------------- -----------------
                                                 Year Ended           Year Ended          Year Ended
                                                December 31,         December 31,        December 31,
                                              1999       1998       1999       1998      1999     1998
                                            --------- ---------- ---------- ---------- -------- --------
Units Outstanding Beginning of Year          230,507    270,624  1,076,662  1,345,153  158,924  256,940
    Units purchased                            3,640      6,466     14,751     18,920    3,999    5,460
    Units transferred between Sub-Accounts
      and Fixed Account                       11,067      3,355    (41,729)   (33,825) (12,898) (37,228)
    Units withdrawn, surrendered, and
      annuitized                             (46,482)   (49,938)  (168,498)  (253,586) (25,531) (66,248)
                                            --------  ---------  ---------  ---------  -------  -------
Units Outstanding End of Year                198,732    230,507    881,186  1,076,662  124,494  158,924
                                            ========  =========  =========  =========  =======  =======

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                            CAS               GSS              HYS             MMS
                                                        Sub-Account       Sub-Account      Sub-Account     Sub-Account
                                                     ----------------- ----------------- --------------- ---------------
                                                        Year Ended        Year Ended       Year Ended      Year Ended
                                                       December 31,      December 31,     December 31,    December 31,
COMPASS 3 CONTRACTS:                                   1999     1998     1999     1998    1999    1998    1999    1998
--------------------                                 -------- -------- -------- -------- ------- ------- ------- -------
Units Outstanding Beginning of Year                  339,067  291,968   67,394   55,194   60,336 60,217   51,357  47,433
    Units purchased                                   40,048   73,560    3,908   17,879    5,236  8,915    8,442   9,088
    Units transferred between Sub-Accounts and Fixed
      Account                                            (29)  (4,596)   9,029    3,622     (184) (2,262)   2,921  15,416
    Units withdrawn, surrendered, and annuitized     (29,522) (21,865)  (8,132)  (9,301) (11,148) (6,534) (15,164) (20,580)
                                                     -------  -------  -------  -------  ------- ------  ------- -------
Units Outstanding End of Year                        349,564  339,067   72,199   67,394   54,240 60,336   47,556  51,357
                                                     =======  =======  =======  =======  ======= ======  ======= =======

                                                            MSS               TRS              GGS
                                                        Sub-Account       Sub-Account      Sub-Account
                                                     ----------------- ----------------- ---------------
                                                        Year Ended        Year Ended       Year Ended
                                                       December 31,      December 31,     December 31,
                                                       1999     1998     1999     1998    1999    1998
                                                     -------- -------- -------- -------- ------- -------
Units Outstanding Beginning of Year                  113,778  100,687  296,455  281,915   35,645 42,551
    Units purchased                                   14,017   29,949   21,166   51,882    3,228  5,735
    Units transferred between Sub-Accounts and Fixed
      Account                                         (3,273)  (2,112)  (6,116)  (2,829)  (3,048) (7,056)
    Units withdrawn, surrendered, and annuitized     (12,397) (14,746) (25,230) (34,513)  (2,393) (5,585)
                                                     -------  -------  -------  -------  ------- ------
Units Outstanding End of Year                        112,125  113,778  286,275  296,455   33,432 35,645
                                                     =======  =======  =======  =======  ======= ======

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account B
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Capital Appreciation Series Sub-Account, Government Securities Series Sub-Account, High Yield Series Sub-Account, Money Market Series Sub-Account, Managed Sectors Series Sub-Account, Total Return Series Sub-Account and Global Governments Series Sub-Account of Sun Life (N.Y.) Variable Account B (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
122 E. 42nd Street, Suite 1900, New
York, NY 10017

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and
Director

C. JAMES PRIEUR, President and Director

JAMES A. McNULTY, III, Senior Vice
President
                                        [LOGO]PROFESSIONALLY MANAGED COMBINATION
  and General Manager and Director
                                                        FIXED/VARIABLE ANNUITIES
S. CAESAR RABOY, Director
                                                    FOR PERSONAL INVESTMENTS AND
RICHARD B. BAILEY,
Director
                                                      QUALIFIED RETIREMENT PLANS
                                ------------------------------------------------
M. COLYER CRUM, Director
                                                ANNUAL REPORT, DECEMBER 31, 1999
DAVID D. HORN, Director
JOHN G. IRELAND, Director

GREGORY W. GEE, Director

DONALD B. HENDERSON, Jr., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

PETER F. DEMUTH, Vice President and
Chief
  Counsel and Assistant Secretary

ELLEN B. KING, Counsel and Secretary

ROBERT VROLYK, Vice President and
Actuary

DAVEY S. SCOON, Vice President,
Finance, Controller
  and Treasurer

JAMES M. A. ANDERSON, Vice President,
  Investments

                                              [LOGO]
GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston,
Massachusetts 02116

                                                                       ISSUED BY
RENY2-2/00 4M                 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK